PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2023 and 2024 consisted of the following:

	December 31,
	2023	2024
	RMB	RMB
Computer and office equipment	22,045	22,836
Furniture and fixtures	2,855	2,661
Motor vehicles	938	938
Leasehold improvement	3,431	5,448
Buildings	4,702	4,702
Property and Equipment	33,971	36,585
Less: Accumulated depreciation	23,586	28,412
Property and Equipment, net	10,385	8,173

SCHEDULE OF DEPRECIATION EXPENSES ON PROPERTY AND EQUIPMENT

Depreciation expenses on property and equipment were allocated to the following expense items:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	22	279	106
Research and development expenses	1,403	2,019	1,787
Selling and marketing expenses	2,158	1,299	1,712
General and administrative expenses	1,721	1,786	1,387
Total depreciation expenses	5,304	5,383	4,992